Loans, allowance for loan losses and credit quality - Allowance roll-forward (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for loan losses
Balance at beginning of period	SFr 901	SFr 881	SFr 937
Net movements recognized in statements of operations	284	201	190
Gross write-offs	(299)	(269)	(302)
Recoveries	25	58	53
Net write-offs	(274)	(211)	(249)
Provisions for interest	42	30	13
Foreign currency translation impact and other adjustments, net	(8)	0	(10)
Balance at end of period	945	901	881
of which individually evaluated for impairment	608	607	653
of which collectively evaluated for impairment	337	294	228
Gross loans held at amortized cost
Gross loans held at amortized cost	292,425	279,016	268,917
of which individually evaluated for impairment	2,114	2,180	2,097
of which collectively evaluated for impairment	290,311	276,836	266,820
Loans held at amortized cost
Purchases	2,496	2,163	3,381
Reclassifications from loans held-for-sale	11	1	63
Reclassifications to loans held-for-sale	3,138	2,352	7,407
Sales	3,001	2,268	7,051
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	714	661	721
Net movements recognized in statements of operations	221	182	136
Gross write-offs	(213)	(184)	(242)
Recoveries	16	37	41
Net write-offs	(197)	(147)	(201)
Provisions for interest	28	19	14
Foreign currency translation impact and other adjustments, net	(7)	(1)	(9)
Balance at end of period	759	714	661
of which individually evaluated for impairment	463	461	474
of which collectively evaluated for impairment	296	253	187
Gross loans held at amortized cost
Gross loans held at amortized cost	134,111	125,255	116,640
of which individually evaluated for impairment	1,431	1,503	1,465
of which collectively evaluated for impairment	132,680	123,752	115,175
Loans held at amortized cost
Purchases	2,478	2,163	3,381
Reclassifications from loans held-for-sale	11	1	63
Reclassifications to loans held-for-sale	3,138	2,351	7,407
Sales	3,001	2,267	7,051
Consumer
Allowance for loan losses
Balance at beginning of period	187	220	216
Net movements recognized in statements of operations	63	19	54
Gross write-offs	(86)	(85)	(60)
Recoveries	9	21	12
Net write-offs	(77)	(64)	(48)
Provisions for interest	14	11	(1)
Foreign currency translation impact and other adjustments, net	(1)	1	(1)
Balance at end of period	186	187	220
of which individually evaluated for impairment	145	146	179
of which collectively evaluated for impairment	41	41	41
Gross loans held at amortized cost
Gross loans held at amortized cost	158,314	153,761	152,277
of which individually evaluated for impairment	683	677	632
of which collectively evaluated for impairment	157,631	153,084	151,645
Loans held at amortized cost
Purchases	18	0	0
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	0	1	0
Sales	SFr 0	SFr 1	SFr 0